Summary of Significant Accounting Policies Summary of Significant Accounting Policies Fair Value Measurments (Assets and Liabilities Measured At Fair Value on A Recurring Basis Using Unobservable Inputs (Level 3) (Details) - USD ($)
$ in Thousands
	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
FairValueAssetsAndLiabilitiesMeasuredOnRecurringBasisUnobservableInputReconciliationTableTextBlock [Line Items]
Mark-to-market adjustment for CVRs (Note 1)	$ 14,600	$ 18,500	$ (7,290)	$ 51,294
2020 Conversion Derivative [Member]
FairValueAssetsAndLiabilitiesMeasuredOnRecurringBasisUnobservableInputReconciliationTableTextBlock [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	(103,615)		(103,615)		$ 0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers Into Level 3			(149,784)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings			46,169
Fair Value, Measurement with Unobservable Inputs Reconciliation, Currency			0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements			0
Contingent Consideration [Member]
FairValueAssetsAndLiabilitiesMeasuredOnRecurringBasisUnobservableInputReconciliationTableTextBlock [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	(3,303)		(3,303)		(1,705)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers Into Level 3			0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings			(144)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Currency			47
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements			0
2017 Notes Conversion Derivative [Member]
FairValueAssetsAndLiabilitiesMeasuredOnRecurringBasisUnobservableInputReconciliationTableTextBlock [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	(8,143)		(8,143)		(76,000)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers Into Level 3			0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings			18,705
Fair Value, Measurement with Unobservable Inputs Reconciliation, Currency			0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements			49,152
2020 Notes Hedges [Member]
FairValueAssetsAndLiabilitiesMeasuredOnRecurringBasisUnobservableInputReconciliationTableTextBlock [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	102,226		102,226		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3			144,843
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings			(42,617)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements			0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Currency			0
2017 Notes Hedges [Member]
FairValueAssetsAndLiabilitiesMeasuredOnRecurringBasisUnobservableInputReconciliationTableTextBlock [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	0		0		$ 80,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3			0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings			(10,236)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements			(69,764)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Currency			$ 0
2020 Conversion Derivative [Member]
FairValueAssetsAndLiabilitiesMeasuredOnRecurringBasisUnobservableInputReconciliationTableTextBlock [Line Items]
Fair Value Assumptions, Expected Volatility Rate			43.00%
2020 Conversion Derivative [Member] | Wright Medical Group, Inc. [Member]
FairValueAssetsAndLiabilitiesMeasuredOnRecurringBasisUnobservableInputReconciliationTableTextBlock [Line Items]
Fair Value Inputs, Entity Credit Risk			6.40%
2017 Notes Conversion Derivative [Member]
FairValueAssetsAndLiabilitiesMeasuredOnRecurringBasisUnobservableInputReconciliationTableTextBlock [Line Items]
Fair Value Assumptions, Expected Volatility Rate			43.00%
2017 Notes Conversion Derivative [Member] | Wright Medical Group, Inc. [Member]
FairValueAssetsAndLiabilitiesMeasuredOnRecurringBasisUnobservableInputReconciliationTableTextBlock [Line Items]
Fair Value Inputs, Entity Credit Risk			5.40%
2020 Notes Hedges [Member] | Wright Medical Group, Inc. [Member]
FairValueAssetsAndLiabilitiesMeasuredOnRecurringBasisUnobservableInputReconciliationTableTextBlock [Line Items]
Fair Value Assumptions, Expected Volatility Rate			43.00%
2020 Notes Hedges [Member] | DEUTSCHE BANK ATS [Member]
FairValueAssetsAndLiabilitiesMeasuredOnRecurringBasisUnobservableInputReconciliationTableTextBlock [Line Items]
Fair Value Inputs, Entity Credit Risk			0.90%
2020 Notes Hedges [Member] | JP Morgan Chase Bank [Member]
FairValueAssetsAndLiabilitiesMeasuredOnRecurringBasisUnobservableInputReconciliationTableTextBlock [Line Items]
Fair Value Inputs, Entity Credit Risk			0.50%
2020 Notes Hedges [Member] | WELLS FARGO LIQUIDITY CROSS ATS [Member]
FairValueAssetsAndLiabilitiesMeasuredOnRecurringBasisUnobservableInputReconciliationTableTextBlock [Line Items]
Fair Value Inputs, Entity Credit Risk			0.70%
SSP - Distribution Business [Member] | Contingent Consideration [Member]
FairValueAssetsAndLiabilitiesMeasuredOnRecurringBasisUnobservableInputReconciliationTableTextBlock [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	$ (1,501)		$ (1,501)